Share capital and premium related to the share capitals (Tables)	6 Months Ended
Jun. 30, 2022
Text block1 [abstract]
Schedule of Classes of Share Capital

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value

	$ in thousands (except number of shares)			in $
Balance as of January 1, 2021	2,785	863,911	42,780,186	0.05
Capital increase (ATM)	146	47,688	2,415,630	—
Exercise of share warrants, employee warrants and stock options	16	5,702	265,494	—
Non-cash stock-based compensation expense	—	4,233	—	—
Transaction costs	—	(910)	—	—
Other movements	—	(34)	—	—

Balance as of June 30, 2021	2,947	920,591	45,461,310	0.05

Balance as of January 1, 2022	2,945	934,696	45,484,310	0.05

Capital increase (ATM)	—	—	—	—
Exercise of share warrants, employee warrants and stock options	1	—	26,500	—
Non-cash stock-based compensation expense	—	5,331	—	—
Transaction costs	—	—	—	—
Other movements	—	(372,744)	—	—

Balance as of June 30, 2022	2,946	567,284	45,510,810	0.05